INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Held-to-Maturity Amortized Cost
Amortized cost	$ 654,008	$ 763,254
Held-to-Maturity Market Value
Held-to-Maturity Market Value	653,101	763,575
Available-for-Sale Amortized Cost
Amortized Cost	1,348,227	1,045,337
Available-for-Sale Market Value
Investment securities, available for sale	1,349,408	1,039,870
One Year or Less [Member]
Held-to-Maturity Amortized Cost
Amortized cost	165
Held-to-Maturity Market Value
Held-to-Maturity Market Value	165
Available-for-Sale Amortized Cost
Amortized Cost	2,422
Available-for-Sale Market Value
Investment securities, available for sale	2,423
After One Year Through Five Years [Member]
Held-to-Maturity Amortized Cost
Amortized cost	4,492
Held-to-Maturity Market Value
Held-to-Maturity Market Value	4,494
Available-for-Sale Amortized Cost
Amortized Cost	37,064
Available-for-Sale Market Value
Investment securities, available for sale	37,149
After Five Years Through Ten Years [Member]
Held-to-Maturity Amortized Cost
Amortized cost	2,500
Held-to-Maturity Market Value
Held-to-Maturity Market Value	2,723
Available-for-Sale Amortized Cost
Amortized Cost	82,404
Available-for-Sale Market Value
Investment securities, available for sale	84,168
After Ten Years [Member]
Held-to-Maturity Amortized Cost
Amortized cost	86,186
Held-to-Maturity Market Value
Held-to-Maturity Market Value	87,423
Available-for-Sale Amortized Cost
Amortized Cost	101,438
Available-for-Sale Market Value
Investment securities, available for sale	103,153
Collateralized Mortgage Backed Securities [Member]
Held-to-Maturity Amortized Cost
Amortized cost	143,545	195,408
Held-to-Maturity Market Value
Held-to-Maturity Market Value	142,297	195,057
Available-for-Sale Amortized Cost
Amortized Cost	306,095	232,701
Available-for-Sale Market Value
Investment securities, available for sale	305,392	231,014
Asset-backed Securities [Member]
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	377,655	322,708
Available-for-Sale Market Value
Investment securities, available for sale	$ 378,977	$ 321,212